34. Finance debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance Debt Abstract
Short-term debt	$ 1,140	$ 2,004
Current portion of long-term debt	2,383	1,579
Accrued interest on short and long-term debt	663	886
Total	$ 4,186	$ 4,469